Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Group's intangible assets
The following table summarizes the Group’s intangible assets:

	December 31,
	2017	2018
	RMB	RMB

Gross carrying amount
Operating rights	47,020	67,080
Software	34,413	39,535
License	-	32,000
Domain names	25,774	26,819
Technology	17,676	18,094

Total of gross carrying amount	124,883	183,528

Less: accumulated amortization
Operating rights	(40,320)	(48,451)
Software	(19,448)	(28,406)
License	-	(1,422)
Domain names	(9,687)	(11,213)
Technology	(10,695)	(11,856)

Total accumulated amortization	(80,150)	(101,348)

Less: accumulated impairment	(7,252)	(7,495)

Intangible assets, net	37,481	74,685

Schedule of weighted average amortization periods of intangible assets
The weighted average amortization periods of intangible assets as of December 31, 2017 and 2018 are as below:

December 31,
	2017	2018

Domain names	15 years	15 years
License	Not applicable	15 years
Software	4 years	4 years
Operating rights	1 year	2 year
Technology	5 years	Not applicable

Other Intangible Assets [Member]
Schedule of estimated amortization expenses	The estimated amortization expenses for each of the following five years are as follows:
Amortization expense of intangible assets
RMB

2019	22,710
2020	13,010
2021	4,563
2022	4,060
2023	3,978